Jack-up rigs, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Jack Up Rigs [Roll Forward]
Opening balance as of January 1,	$ 2,730.8	$ 2,824.6
Additions	100.2	23.8
Depreciation	(114.9)	(117.6)
Disposals	(119.7)	0.0
Impairment	(7.3)	0.0
Ending balance as of December 31,	$ 2,589.1	$ 2,730.8